Shareholder remuneration and earnings per share - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Shareholder remuneration system and earnings per share
Dividends paid out of profit, % of par value	12.00%	11.00%
Dividends paid with a charge to reserves or share premium, % of par value	12.00%	11.00%
Total remuneration, % of par value	24.00%	22.00%
Dividends paid out of profit, per share	€ 0.060	€ 0.055
Dividends paid with a charge to reserves or share premium, per share	0.060	0.055
Total remuneration paid, per share	€ 0.120	€ 0.110
Dividends paid out of profit	€ 968	€ 802
Dividends paid with a charge to reserves or share premium	968	802
Total remuneration paid	€ 1,936	€ 1,604
First interim dividend, per share	€ 0.065
First interim dividend	€ 1,049